SHORT-TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 85,879
2023	86,965
2024	363,354
2025	329,314
2026	79,716
Thereafter	707,204
Total	$ 1,652,432